Personnel Salaries and Expenses (Tables)	12 Months Ended
Dec. 31, 2020
Text block [Abstract]
Schedule of Personnel Salaries and Expenses

	For the years ended December 31,
	2020	2019	2018
	MCh$	MCh$	MCh$
Personnel compensation	(185,677)	(181,431)	(176,083)
Bonuses or gratifications	(68,154)	(82,129)	(84,754)
Compensation for years of service	(17,292)	(12,830)	(12,477)
Training expenses	(931)	(825)	(804)
Health and life insurance	(2,831)	(2,910)	(2,590)
Other personnel expenses	(17,306)	(18,084)	(18,039)
Totals	(292,191)	(298,209)	(294,747)